INTERIM CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Non-current assets
Property, plant and equipment	$ 982	$ 849
Intangible assets, excluding goodwill	433	363
Goodwill	223	128
Deferred tax assets	2	0
Investments and derivatives	2	2
Other assets	49	88
Total non-current assets	1,691	1,430
Current assets
Inventories	5	3
Trade and other receivables	42	37
Receivables from related parties	27	49
Investments and derivatives	135	119
Current income tax assets	0	5
Other assets	29	24
Cash and cash equivalents	436	455
Total current assets	674	692
Total assets	2,365	2,122
Equity
Equity attributable to equity owners of the parent	1,482	1,299
Total equity	1,482	1,299
Non-current liabilities
Debt and derivatives	368	287
Provisions	7	9
Deferred tax liabilities	36	21
Other liabilities	8	8
Total non-current liabilities	419	325
Current liabilities
Trade and other payables	146	141
Debt and derivatives	175	229
Provisions	10	10
Current income tax payables	23	19
Other liabilities	110	99
Total current liabilities	464	498
Total equity and liabilities	$ 2,365	$ 2,122